Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at statutory rate					$ (29,863)	$ (15,984)	$ (25,400)
Prior year provision true-ups					3,164	(157)	982
State taxes, net of federal benefit					(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses					2,412	430	536
Non-deductible lobbying expenses					1,885	1,352	2,505
Non-deductible acquisition expenses					2,068
Change in valuation allowance					19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes							90,889
Net operating loss write-off					7,246
Other					680	405	(163)
Total provision	$ 323	$ 7	$ 332	$ 16	$ 58	$ 105	$ 210